S-K 1602(a)(3) Forepart, Sponsor Compensation - Ravenna 7 LLC [Member]	Aug. 06, 2026 USD ($) $ / shares shares
Common Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	2,156,250
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	200,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,000,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10